Offsets	Jul. 17, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Citigroup Inc.
Form or Filing Type	S-3
File Number	333-270327
Initial Filing Date	Apr. 25, 2025
Fee Offset Claimed	$ 87,191.1
Security Type Associated with Fee Offset Claimed	Debt
Security Title Associated with Fee Offset Claimed	Floating Rate Senior Notes due 2029
Unsold Securities Associated with Fee Offset Claimed | shares	1,139,000,000
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 1,139,000,000
Termination / Withdrawal Statement	On April 25, 2025, a prospectus supplement was filed under Rule 424(b)(8) for “Floating Rate Senior Notes due 2029” and included thereto an attached fee table as Exhibit 107. That fee table incorrectly showed $261,572 of fees due in connection with “4.113% Fixed Rate / Floating Rate Senior Notes due 2036.” A subsequent prospectus supplement, filed June 26, 2025 under Rule 424(b)(8), included an updated fee table attached thereto as Exhibit 107 which shows the correct calculation of fees due for the “Floating Rate Senior Notes due 2029.” That fee table resulted in a fee offset of $87,191.10 which is claimed here against the present payment due to the Securities and Exchange Commission.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Citigroup Inc.
Form or Filing Type	S-3
File Number	333-270327
Filing Date	Jun. 26, 2025
Fee Paid with Fee Offset Source	$ 87,191.1